General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
General and Administrative Expenses [Abstract]
Summary of General and Administrative Expenses
	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Salaries and management fees (1)	208	212	193
Professional fees	75	109	91
Depreciation	26	22	29
Sales and marketing (including salary)	2	1	10
Other (including office maintenance) (2)	75	92	127
	386	436	450

*)	Reclassified, refer to Note 2dd.
(1)	As for salaries and management fees to related parties, refer to Note 36c.
(2)	Net of income management fees from related party, refer to Note 36d.